Equity Capital Structure, Issuance of Common Stock in Connection with Convertible Debentures (Details) - $5.0 Million Convertible Debentures [Member] - USD ($) $ in Millions	4 Months Ended
	Jun. 08, 2020	Jun. 08, 2020	Jun. 30, 2020	Feb. 19, 2020	Feb. 10, 2020	Jan. 27, 2020
Equity Capital Structure [Abstract]
Shares issued upon conversion of debt (in shares)	8,042,078	8,042,078
Face amount	$ 5.0	$ 5.0	$ 5.0	$ 1.5	$ 1.5	$ 2.0